Payables, other current liabilities and provisions - Disclosure of tax and employee-related payables (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Trade and other current payables [abstract]
Employee-related payables	€ 2,130	€ 4,816
Social security and other	11,199	2,304
Other tax and related payments	164	17
TAX AND EMPLOYEE-RELATED PAYABLES	€ 13,493	€ 7,137